Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 1,362	$ 1,894
Allowances for doubtful accounts	248	223
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in Other Assets	360	100
Commercial Vehicles [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	206	212
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	765	1,100
Finance lease receivable, pre-modification value	17	40
Finance lease receivable, post-modification value	15	38
NAFTA [Member] | Concession [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	514	609
Finance lease receivable, pre-modification value	9	11
Finance lease receivable, post-modification value	8	10
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	74	84
Retail and finance lease receivable that subsequently re-defaulted		$ 6
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years